Equity Accounted Investments - Additional Information 1 (Detail) shares in Millions		1 Months Ended				12 Months Ended
	Jan. 23, 2014 USD ($)	Dec. 31, 2015 USD ($)	Oct. 31, 2014 USD ($) shares	Jan. 31, 2014 USD ($) shares	Feb. 28, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 Vessel NOK / shares	Sep. 30, 2015 USD ($)	Jun. 30, 2013	Nov. 01, 2012 Vessel
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest									17.62%
Combined interest of shares held in investment owned						17.62%
Common stock repurchased value								$ 12,000,000
Investments in joint venture						$ 40,595,000	$ 79,602,000	$ 157,762,000
FPSO [Member] | Itajai FPSO Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Operating lease arrangement period, lessor						9 years
Odebrecht Oil & Gas S.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			50.00%
Operating lease arrangement period, lessor						12 years
Odebrecht Oil & Gas S.A. [Member] | FPSO [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											50.00%
Teekay Offshore [Member] | FPSO [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest											50.00%
Teekay Tankers [Member] | Tanker Investments Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest				20.00%
Issuance of equity private placement	$ 250,000,000
Equity method investment				$ 50,000,000
Percentage of ownership acquired			2.43%
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Common Stock [Member]
Schedule of Equity Method Investments [Line Items]
Purchase of common stock | shares			0.9	5.0
Common stock repurchased value		$ 55,800,000
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Common Stock [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Common stock repurchase, amount authorized			$ 30,000,000							$ 60,000,000
Teekay Tankers [Member] | Tanker Investments Limited [Member] | Common Stock [Member] | Share Repurchase Program October Two Thousand And Fourteen [Member]
Schedule of Equity Method Investments [Line Items]
Average price per share | NOK / shares									NOK 93.97
Teekay LNG [Member] | Exmar LNG Joint Venture [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest									50.00%
Teekay LNG [Member] | Exmar LPG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel									20
Co-venturer interest in joint venture					50.00%
Investments in joint venture					$ 133,100,000
Difference between carrying amount and book value					(6,000,000)
Teekay LNG [Member] | Exmar LPG Joint Venture [Member] | Secured debt [Member] | Pro Rata Share [Member]
Schedule of Equity Method Investments [Line Items]
Pro rata share of existing debt and lease obligations					$ 108,000,000
Teekay LNG [Member] | Exmar LPG Joint Venture [Member] | In-Chartered [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel												2
Teekay LNG [Member] | Exmar LPG Joint Venture [Member] | Exmar LNG Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Co-venturer interest in joint venture					50.00%
Teekay LNG [Member] | Exmar LPG Joint Venture [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel									7